Note 13 - Net Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2017	2016

Shares issued and outstanding at beginning of period	35,842,611	35,939,011
Weighted average number of shares:
Issued during the period	203,725	72,023
Repurchased during the period	(137,596)	(45,247)
Weighted average number of shares used in computing basic earnings per share	35,908,740	35,965,787
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method	650,536	399,997
Number of shares used in computing diluted earnings per share	36,559,276	36,365,784